Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (17,097)	$ (24,619)	$ (32,832)	$ (60,935)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(13,473)	(64,653)	(4,213)	(135,958)
Total realized and unrealized gains (losses) on derivative instruments	(30,570)	(89,272)	(37,045)	(196,893)
Interest rate swap agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(15,914)	(22,409)	(32,470)	(45,589)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(15,517)	(62,817)	(6,394)	(143,871)
Interest rate swap agreement terminations
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(1,005)	0	(610)	(8,140)
Foreign currency forward contracts
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(618)	(2,336)	(971)	(7,332)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	2,808	1,093	3,648	15,064
Time-charter swap agreement
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	360	126	1,106	126
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(402)	1,345	(875)	1,345
Forward freight agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	80	0	113	0
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(30)	0	(17)	0
Stock purchase warrants
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (332)	$ (4,274)	$ (575)	$ (8,496)